Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.01 per share, to be issued pursuant to future awards under the UroGen Pharma Ltd. 2017 Equity Incentive Plan
Amount Registered | shares	2,750,000
Proposed Maximum Offering Price per Unit	19.68
Maximum Aggregate Offering Price	$ 54,120,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,473.97
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares ("Ordinary Shares") of UroGen Pharma Ltd. (the "Registrant") that become issuable under the Registrant's 2017 Equity Incentive Plan (the "2017 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount registered represents Ordinary Shares authorized for issuance under the 2017 Plan pursuant to an amendment to such plan that was approved by the Registrant's shareholders on August 26, 2025. The proposed maximum aggregate offering price per unit and the proposed maximum aggregate offering price for the 2,750,000 Ordinary Shares reserved for future grant under the 2017 Plan are made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for the purpose of calculating the registration fee, and are based upon the average of the high and low prices of the Ordinary Shares on October 30, 2025, as reported on the Nasdaq Global Market.